Surplus Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Surplus Reserve [Abstract]
Tax net profits percentage	10.00%
Statutory reserve percentage	50.00%
Statutory reserve	$ 370,683	$ 370,683